12. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Lease commitments

As of March 31, 2018, our commitments under the lease agreements are as follows:

	2019	2020
9635 Granite Ridge Drive, Suite 100, San Diego, CA 92123 office lease	$6,620	$–

11585 Sorrento Valley Road, Suite 109, San Diego, CA 92121 office lease	36,380	–
Total Lease Commitments	$43,000	$–

Following an extension in May 2018 of our lease relating to our Granite Ridge Drive space (see Note 11), our commitments under our lease agreements are as follows:

	Fiscal Years Ending March 31,
	2019	2020	2021	2022	2023
9635 Granite Ridge Drive, Suite 100, San Diego, CA 92123 office lease	$94,543	$98,902	$98,622	$102,074	$43,670

11585 Sorrento Valley Road, Suite 109, San Diego, CA 92121 office lease	36,380	–	–	–	–
Total Lease Commitments	$130,923	$98,902	$98,622	$102,074	$43,670